Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other assets [line items]
Financial assets	$ 215.1	$ 195.7
Other assets	312.4	327.5
Less current portion - financial	17.6	26.2
Less current portion - non-financial	1.6	1.3
Long-term portion	293.2	300.0
Investments held for self-insured liabilities
Disclosure of other assets [line items]
Financial assets	215.1	195.7
Holdbacks on long-term contracts
Disclosure of other assets [line items]
Financial assets	26.1	43.7
Derivative financial instruments
Disclosure of other assets [line items]
Financial assets	16.2	20.7
Insurance recovery assets
Disclosure of other assets [line items]
Financial assets	5.1	10.6
Other
Disclosure of other assets [line items]
Financial assets	33.8	39.2
Non-financial assets	$ 16.1	$ 17.6